Discontinued operations - Summary of Discontinued Operations at the Lower of Fair Value and Carrying Amount Immediately (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Fair value, consideration to be received
Fair value less costs to sell		€ 7	€ 25
Discontinued operations [member]
Fair value, consideration to be received
Net cash receivable after costs to sell		2,175
Fair value of 29.99% strategic share a.s.r.	[1]	2,700
Fair value less costs to sell		4,875
Carrying amount of Aegon the Netherlands	[2]	7,591
Fair value less costs to sell minus net capital contribution and carrying amount		(2,716)
Assets in scope for impairment per December 31, 2022		1,775
Impairment loss recognized in 2022		1,775
Amount to be recognized upon the completion of the sale		€ 941

[1]	Based on the closing price of a.s.r.’s shares on December 31, 2022
[2]	The carrying amount of Aegon the Netherlands includes contingent payables and receivables between Aegon NV and Aegon NL that will be recognized prior to the closing date